Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	22,137,640	193,351,177	29,632,364
Investments in equity securities	-	65,420,098	10,026,069
Amounts due from subsidiaries	6,271,868	14,683,443	2,250,336
Amounts due from a related party	8,424,629	-	-
Other current assets	2,416,728	1,356,058	207,825
Total current assets	39,250,865	274,810,776	42,116,594
Non-current assets:
Investments in subsidiaries	1,577,484,393	1,852,091,157	283,845,388
Equity securities with readily determinable fair values	262,833,287	236,812,139	36,293,048
TOTAL ASSETS	1,879,568,545	2,363,714,072	362,255,030

LIABILITIES AND EQUITY
Current liabilities:
Other payable	6,000,000	-	-
Amounts due to subsidiaries	4,924,176	248,360,177	38,062,862
Other long-term liabilities	7,475,856	12,322,640	1,888,527
Total liabilities	18,400,032	260,682,817	39,951,389
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 400,000,000, 400,000,000 and 400,000,000 shares authorized as of December 31, 2018, 2019 and 2020; 66,789,300, 67,416,046 and 68,286,954 shares issued and outstanding as of December 31, 2018, 2019 and 2020, respectively)	219,526,699	222,587,070	34,112,961
Class B ordinary shares (USD0.50 par value per share; 100,000,000 , 100,000,000 and 100,000,000 shares authorized as of December 31, 2018, 2019 and 2020; 34,762,909, 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2018, 2019 and 2020, respectively)	115,534,210	115,534,210	17,706,392
Additional paid-in capital	1,152,108,217	1,149,280,404	176,134,928
Retained earnings	308,698,533	570,042,924	87,362,900
Accumulated other comprehensive income	65,300,854	45,586,647	6,986,460
Total Shareholders’ Equity	1,861,168,513	2,103,031,255	322,303,641
TOTAL LIABILITIES AND EQUITY	1,879,568,545	2,363,714,072	362,255,030

Condensed Statements of Operations

23.    PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of operations

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
General and administrative expenses	(1,307,753)	(33,538,433)	(9,967,834)	(1,527,638)
interest income	13,785,679	5,970,063	8,173	1,253
Interest expense	–	(646,315)	–	–
(Losses) Gains on investments in equity securities	–	6,473,358	(11,392,623)	(1,745,996)
Share of profit in subsidiaries, net (Note a)	359,233,293	464,459,590	282,696,675	43,325,161
Income before tax and net income	371,711,219	442,718,263	261,344,391	40,052,780
Other comprehensive income, net of tax - Foreign currency translation adjustments	66,453,841	2,933,162	(19,714,207)	(3,021,335)
Comprehensive income	438,165,060	445,651,425	241,630,184	37,031,445

Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Operating activities:
Net income	371,711,219	442,718,263	261,344,391	40,052,780
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,307,753	26,490,395	232,558	35,641
(Gains) Losses from investments in equity securities	-	(6,473,358)	11,392,623	1,745,996
Share of profit in subsidiaries, net	(359,233,293)	(464,459,590)	(282,696,675)	(43,325,161)
Changes in operating assets and liabilities:
Other current assets	(4,117,311)	1,700,582	1,060,670	162,555
Amounts due from subsidiaries	-	(6,271,868)	(8,411,575)	(1,289,130)
Amounts due to subsidiaries	7,090,700	(2,166,524)	243,436,001	37,308,199
Other long-term liabilities	-	7,475,856	4,846,781	742,802
Net cash provided by (used in) operating activities	16,759,068	(986,244)	231,204,774	35,433,682

Investing activities:
Advances for acquisitions	(6,875,561)	-	-	-
Payment for acquisitions	-	(52,903,471)	(6,041,736)	(925,937)
Investment to subsidiaries	-	(2,938,656)	(2,938,656)	(450,369)
Purchases of investments in equity securities	-	(247,415,003)	(65,114,997)	(9,979,309)
Loan to a related party	-	(192,558,675)	-	-
Repayment from a related party	-	26,672,779	8,424,629	1,291,131
Net cash used in investing activities	(6,875,561)	(469,143,026)	(65,670,760)	(10,064,484)

Financing activities:
Proceeds from issuance of Class A ordinary shares (note 1)	837,505,007	-	-	-
Payment for initial public offering costs	(30,827,578)	-	-	-
Distribution to the shareholders (note 1)	(200,532,021)	(226,951,236)	-	-
Dividends from subsidiaries	39,691,103	-	-	-
Net cash generated from (used in) financing activities	645,836,511	(226,951,236)	-	-

Effect of exchange rate changes on cash and cash equivalents and restricted cash	65,853,475	(2,355,347)	5,679,523	870,425

Net increase (decrease) in cash and cash equivalents and restricted cash	721,573,493	(699,435,853)	171,213,537	26,239,623
Cash and cash equivalents and restricted cash at beginning of the year	-	721,573,493	22,137,640	3,392,742
Cash and cash equivalents and restricted cash at end of the year	721,573,493	22,137,640	193,351,177	29,632,364